Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Common Stock Warrant Activity of the Company

The following is a description of the common stock warrant activity of the Company:

(in thousands, except per share amounts)	Warrants for the Purchase of Common Stock	Weighted Average Exercise Price
Balance at December 31, 2013	278	$30.50
Exercised	(40)	$33.80
Balance at December 31, 2014	238	$30.00
Exercised	(235)	$30.00
Cancelled	(3)	$30.00
Balance at December 31, 2015	—	$—